LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.02%
•SLC Student Loan Trust Series 2005-3 A3 3.41% (LIBOR03M + 0.12%) 6/15/29	167,000	$ 166,370
Total Agency Asset-Backed Security (Cost $166,642)		166,370
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.27%
Fannie Mae REMICS
•Series 2011-86 NF 3.63% (LIBOR01M + 0.55%) 9/25/41	933,532	930,917
Series 2013-6 JB 1.50% 2/25/43	6,105,751	5,087,659
•Series 2014-49 AF 2.69% (LIBOR01M + 0.32%) 8/25/44	413,399	409,905
•Series 2017-95 FA 2.72% (LIBOR01M + 0.35%) 11/25/47	2,421,530	2,367,916
•Series 2019-53 FA 2.77% (LIBOR01M + 0.40%) 9/25/49	2,387,013	2,331,785
•Series 2020-29 FC 2.97% (LIBOR01M + 0.80%) 5/25/50	2,766,960	2,734,991
Freddie Mac REMICs
Series 4141 PA 1.50% 12/15/42	6,455,246	5,428,171
•Series 4347 WF 2.77% (LIBOR01M + 0.40%) 1/15/40	889,944	882,248
•Series 4367 GF 2.72% (LIBOR01M + 0.35%) 3/15/37	2,485,895	2,467,303
•Series 4419 AF 2.71% (LIBOR01M + 0.34%) 6/15/40	1,458,288	1,448,438
•Series 4730 WF 2.72% (LIBOR01M + 0.35%) 8/15/38	2,757,084	2,697,898
•Series 4906 WF 2.75% (LIBOR01M + 0.40%) 12/15/38	3,033,371	3,014,945
Series 4948 E 2.50% 10/25/48	369,236	329,321
Series 5115 CD 1.00% 8/15/44	6,529,401	5,478,663
•Freddie Mac Strips
Series 328 F4 2.72% (LIBOR01M + 0.35%) 2/15/38	2,684,073	2,636,246
Series 330 F4 2.72% (LIBOR01M + 0.35%) 10/15/37	1,214,006	1,205,148
•GNMA
Series 2016-H17 FC 3.19% (LIBOR01M + 0.83%) 8/20/66	1,409,440	1,405,563
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA (continued)
Series 2016-H19 FA 3.14% (LIBOR01M + 0.78%) 9/20/66	1,260,967	$ 1,257,524
Total Agency Collateralized Mortgage Obligations (Cost $45,319,177)		42,114,641
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.08%
•Fannie Mae-Aces Series 2017-M13 FA 2.77% (LIBOR01M + 0.40%) 10/25/24	814,079	812,274
Total Agency Commercial Mortgage-Backed Security (Cost $814,079)		812,274
AGENCY OBLIGATIONS–5.85%
Federal Home Loan Banks
×0.90% 2/26/27	4,700,000	4,048,385
0.92% 2/26/27	9,400,000	8,119,077
Federal Home Loan Mortgage Corp.
0.65% 10/27/25	12,000,000	10,678,540
0.80% 10/27/26	9,000,000	7,793,206
Federal National Mortgage Association
0.65% 8/25/25	18,300,000	16,386,560
0.70% 7/30/25	7,000,000	6,294,629
×0.88% 12/18/26	5,000,000	4,327,891
Total Agency Obligations (Cost $64,055,091)		57,648,288
CORPORATE BONDS–42.81%
Aerospace & Defense–0.77%
Boeing Co. 4.51% 5/1/23	7,595,000	7,568,417
		7,568,417
Agriculture–1.10%
BAT Capital Corp. 3.22% 8/15/24	3,785,000	3,642,144
Imperial Brands Finance PLC 3.13% 7/26/24	7,500,000	7,173,741
		10,815,885
Auto Manufacturers–3.48%
Daimler Trucks Finance North America LLC 1.13% 12/14/23	3,000,000	2,856,816
Ford Motor Credit Co. LLC 3.35% 11/1/22	800,000	798,872
General Motors Financial Co., Inc.
3.95% 4/13/24	1,400,000	1,365,461
4.25% 5/15/23	8,000,000	7,968,160
Hyundai Capital America
1.15% 11/10/22	5,000,000	4,981,800
1.25% 9/18/23	600,000	577,044
2.85% 11/1/22	2,800,000	2,795,996
Mercedes-Benz Finance North America LLC 0.75% 3/1/24	5,000,000	4,708,861
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC 3.81% (LIBOR03M + 0.64%) 3/8/24	1,780,000	$ 1,758,146
Nissan Motor Co. Ltd. 3.04% 9/15/23	1,553,000	1,509,765
Stellantis Finance U.S., Inc. 1.71% 1/29/27	2,000,000	1,664,501
Volkswagen Group of America Finance LLC 0.88% 11/22/23	3,500,000	3,331,823
		34,317,245
Banks–17.25%
•ADCB Finance Cayman Ltd. 3.59% (BBSW3M + 1.38%) 10/25/22	4,500,000	2,878,569
μBank of America Corp. 3.30% 4/24/24	6,000,000	4,302,087
Barclays PLC
•4.30% (LIBOR03M + 1.38%) 5/16/24	5,500,000	5,496,114
μ5.30% 8/9/26	4,000,000	3,842,884
BNP Paribas SA 3.80% 1/10/24	2,400,000	2,354,883
μCitigroup, Inc. 3.29% 3/17/26	1,000,000	944,113
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	3,577,591
μCredit Agricole SA 1.25% 1/26/27	350,000	297,972
•Credit Suisse AG 3.56% (BBSW3M + 1.15%) 5/26/23	2,000,000	1,279,336
μCredit Suisse Group AG 4.21% 6/12/24	9,000,000	8,821,224
Danske Bank AS
μ1.17% 12/8/23	2,780,000	2,754,273
•4.30% (LIBOR03M + 1.06%) 9/12/23	6,200,000	6,167,903
5.38% 1/12/24	900,000	894,941
Deutsche Bank AG
0.90% 5/28/24	2,000,000	1,847,273
0.96% 11/8/23	5,553,000	5,283,502
•4.11% (LIBOR03M + 1.19%) 11/16/22	1,800,000	1,798,688
Goldman Sachs Group, Inc.
μ0.93% 10/21/24	3,200,000	3,037,282
•3.50% (BBSW3M + 1.20%) 5/16/23	1,000,000	639,877
•3.73% (BBSW3M + 1.55%) 5/2/24	300,000	192,739
Hana Bank 3.25% 3/30/27	2,000,000	1,857,674
μHSBC Holdings 3.03% 11/22/23	600,000	597,672
HSBC Holdings PLC
μ0.98% 5/24/25	3,100,000	2,848,132
•3.40% (BBSW3M + 1.10%) 2/16/24	4,700,000	3,000,161
•4.26% (SOFR + 1.43%) 3/10/26	500,000	492,799
•4.47% (LIBOR03M + 1.23%) 3/11/25	2,350,000	2,323,625
μING Groep NV 3.87% 3/28/26	5,600,000	5,308,976
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co.
μ0.70% 3/16/24	2,200,000	$ 2,153,571
•6.28% (LIBOR03M + 3.47%) 1/30/23	2,787,000	2,786,959
μLloyds Banking Group PLC
3.51% 3/18/26	2,500,000	2,340,400
4.72% 8/11/26	3,000,000	2,882,146
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	6,300,000	5,736,603
1.41% 7/17/25	4,000,000	3,585,759
Mizuho Financial Group, Inc.
μ1.24% 7/10/24	2,300,000	2,224,985
•3.63% (LIBOR03M + 0.63%) 5/25/24	917,000	908,091
•3.78% (LIBOR03M + 0.61%) 9/8/24	3,000,000	2,963,430
μMorgan Stanley 1.16% 10/21/25	5,000,000	4,556,910
μNatWest Group PLC 4.52% 6/25/24	4,200,000	4,150,038
•Nordea Bank Abp 3.78% (SOFR + 0.96%) 6/6/25	4,000,000	3,981,722
•QNB Finance Ltd. 4.82% (LIBOR03M + 1.25%) 3/21/24	3,000,000	2,998,590
Santander Holdings USA, Inc. 3.40% 1/18/23	3,400,000	3,385,686
Societe Generale SA
μ1.49% 12/14/26	5,600,000	4,739,420
2.63% 1/22/25	3,100,000	2,868,668
Standard Chartered PLC
μ1.32% 10/14/23	1,800,000	1,798,202
•3.66% (SOFR + 0.93%) 11/23/25	3,100,000	3,046,042
•4.71% (SOFR + 1.74%) 3/30/26	4,500,000	4,455,110
Sumitomo Mitsui Financial Group, Inc.
0.51% 1/12/24	3,000,000	2,826,064
1.47% 7/8/25	2,500,000	2,249,147
2.78% 10/18/22	6,000,000	5,997,654
Sumitomo Mitsui Trust Bank Ltd. 0.80% 9/16/24	6,000,000	5,497,374
Synchrony Bank 5.40% 8/22/25	4,900,000	4,777,678
•UBS AG 2.99% (BBSW3M + 0.87%) 7/30/25	2,000,000	1,274,794
μUBS Group AG
4.49% 8/5/25	1,800,000	1,756,045
4.49% 5/12/26	5,800,000	5,590,002
Wells Fargo & Co. 2.51% 10/27/23	8,000,000	5,632,206
		170,003,586
Chemicals–0.37%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	4,200,000	3,680,589
		3,680,589

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.32%
Global Payments, Inc. 1.20% 3/1/26	2,800,000	$ 2,409,806
•Transurban Queensland Finance Pty. Ltd. 4.85% (BBSW3M + 2.05%) 12/16/24	1,200,000	779,539
		3,189,345
Computers–0.13%
Dell International LLC/EMC Corp. 5.45% 6/15/23	1,307,000	1,310,372
		1,310,372
Diversified Financial Services–4.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	4,000,000	3,654,348
4.50% 9/15/23	2,500,000	2,464,000
Air Lease Corp. 4.25% 2/1/24	5,200,000	5,118,524
Ally Financial, Inc. 1.45% 10/2/23	4,500,000	4,343,980
Avolon Holdings Funding Ltd.
2.88% 2/15/25	4,700,000	4,251,625
5.13% 10/1/23	500,000	491,584
Cantor Fitzgerald LP 4.88% 5/1/24	5,200,000	5,079,148
LeasePlan Corp. NV 2.88% 10/24/24	5,000,000	4,691,164
LSEGA Financing PLC 0.65% 4/6/24	6,500,000	6,083,266
Nomura Holdings, Inc.
1.85% 7/16/25	6,300,000	5,684,106
2.33% 1/22/27	2,600,000	2,234,824
ORIX Corp. 3.25% 12/4/24	1,300,000	1,248,652
Park Aerospace Holdings Ltd. 4.50% 3/15/23	1,700,000	1,689,953
		47,035,174
Electric–2.10%
AES Corp. 1.38% 1/15/26	5,200,000	4,479,351
Electricite de France SA 3.63% 10/13/25	1,000,000	960,550
Enel Finance International NV 4.25% 6/15/25	2,000,000	1,919,524
Israel Electric Corp. Ltd. 5.00% 11/12/24	4,000,000	3,901,097
•Korea Southern Power Co. Ltd. 3.09% (BBSW3M + 0.97%) 10/30/24	2,500,000	1,595,065
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,050,879
2.95% 3/1/26	200,000	176,441
3.25% 6/15/23	100,000	98,626
3.40% 8/15/24	500,000	475,865
3.75% 2/15/24	100,000	97,047
3.85% 11/15/23	200,000	196,487
4.95% 6/8/25	2,400,000	2,329,726
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co. 1.10% 4/1/24	3,600,000	$ 3,391,885
		20,672,543
Entertainment–0.25%
Warnermedia Holdings, Inc. 3.79% 3/15/25	2,600,000	2,454,504
		2,454,504
Gas–0.16%
CenterPoint Energy Resources Corp.
0.70% 3/2/23	1,200,000	1,177,918
•3.60% (LIBOR03M + 0.50%) 3/2/23	402,000	401,064
		1,578,982
Health Care Products–0.80%
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	8,500,000	7,904,687
		7,904,687
Health Care Services–0.36%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,546,391
		3,546,391
Holding Companies-Diversified–0.20%
CK Hutchison International 19 Ltd. 3.25% 4/11/24	2,000,000	1,954,380
		1,954,380
Home Builders–0.41%
Lennar Corp.
4.50% 4/30/24	3,000,000	2,944,248
5.88% 11/15/24	1,100,000	1,108,855
		4,053,103
Housewares–0.46%
Newell Brands, Inc. 4.10% 4/1/23	4,500,000	4,497,709
		4,497,709
Insurance–1.23%
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,699,640
3.65% 4/5/27	1,700,000	1,552,534
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	3,915,574
GA Global Funding Trust 1.63% 1/15/26	1,100,000	964,191
		12,131,939
Investment Company–0.38%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	3,794,580
		3,794,580

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–0.30%
Hyatt Hotels Corp. 3.38% 7/15/23	3,000,000	$ 2,968,950
		2,968,950
Media–0.59%
•Charter Communications Operating LLC/Charter Communications Operating Capital 4.43% (LIBOR03M + 1.65%) 2/1/24	3,000,000	3,015,896
TWDC Enterprises 18 Corp. 2.76% 10/7/24	4,000,000	2,786,587
		5,802,483
Oil & Gas–1.11%
ConocoPhillips Co. 2.40% 3/7/25	3,300,000	3,121,279
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,067,670
Woodside Finance Ltd.
3.65% 3/5/25	4,100,000	3,902,713
3.70% 9/15/26	2,000,000	1,851,104
		10,942,766
Packaging & Containers–0.76%
Berry Global, Inc.
0.95% 2/15/24	4,100,000	3,852,006
1.57% 1/15/26	4,200,000	3,661,667
		7,513,673
Pharmaceuticals–0.75%
AbbVie, Inc. 2.30% 11/21/22	7,400,000	7,382,092
		7,382,092
Pipelines–0.17%
Energy Transfer LP 4.25% 3/15/23	1,700,000	1,695,472
		1,695,472
Real Estate Investment Trusts–0.13%
VICI Properties LP 4.38% 5/15/25	1,300,000	1,237,782
		1,237,782
Savings & Loans–0.54%
Nationwide Building Society 2.00% 1/27/23	5,400,000	5,352,102
		5,352,102
Semiconductors–0.59%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	5,809,893
		5,809,893
Software–0.33%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,241,947
		3,241,947
Telecommunications–2.27%
AT&T, Inc.
3.45% 9/19/23	1,600,000	1,012,371
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc. (continued)
•4.09% (BBSW3M + 1.25%) 9/19/23	2,170,000	$ 1,392,275
KT Corp. 4.00% 8/8/25	5,600,000	5,414,593
Rogers Communications, Inc. 2.95% 3/15/25	5,600,000	5,331,029
T-Mobile USA, Inc. 1.50% 2/15/26	5,600,000	4,915,175
•Verizon Communications, Inc. 3.51% (BBSW3M + 1.22%) 2/17/23	6,800,000	4,352,661
		22,418,104
Transportation–0.24%
Kansas City Southern
3.00% 5/15/23	1,250,000	1,235,717
3.13% 6/1/26	1,200,000	1,119,898
		2,355,615
Trucking & Leasing–0.49%
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.45% 7/1/24	5,000,000	4,810,171
		4,810,171
Total Corporate Bonds (Cost $448,625,653)		422,040,481
MUNICIPAL BONDS–0.81%
Golden State Tobacco Securitization Corp. Series A-1 1.71% 6/1/24	2,600,000	2,462,528
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	2,790,552
University of California Series BG 0.88% 5/15/25	3,000,000	2,731,091
Total Municipal Bonds (Cost $8,605,032)		7,984,171
NON-AGENCY ASSET-BACKED SECURITIES–13.97%
•522 Funding CLO Ltd. Series 2018-3A AR 3.75% (LIBOR03M + 1.04%) 10/20/31	600,000	579,705
•Accredited Mortgage Loan Trust Series 2004-3 2A2 4.28% (LIBOR01M + 1.20%) 10/25/34	5,732	5,614
•AMMC CLO 16 Ltd. Series 2015-16A AR2 3.46% (LIBOR03M + 0.98%) 4/14/29	367,981	363,617
•Amortizing Residential Collateral Trust Series 2004-1 A5 4.08% (LIBOR01M + 1.00%) 10/25/34	32,289	31,168
•Ares XXXIX CLO Ltd. Series 2016-39A A1R2 3.79% (LIBOR03M + 1.05%) 4/18/31	700,000	679,991

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 3.91% (LIBOR01M + 0.83%) 4/25/34	1,717,086	$ 1,578,585
•Bain Capital Euro CLO DAC Series 2018-2A AR 0.79% (EURIBOR03M + 0.74%) 1/20/32	3,000,000	2,837,001
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 4.21% (LIBOR01M + 1.13%) 3/25/35	1,104,000	1,086,327
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 4.58% (LIBOR01M + 1.50%) 3/25/43	33,100	31,517
•Benefit Street Partners CLO XII Ltd. Series 2017-12A A1R 3.46% (LIBOR03M + 0.95%) 10/15/30	300,000	291,872
•Capital Four U.S. CLO II Ltd. Series 2022-1A A1 5.81% (TSFR03M + 2.14%) 10/20/30	3,800,000	3,789,968
•Carlyle Euro CLO DAC
Series 2017-3A A1R 0.70% (EURIBOR03M + 0.70%) 1/15/31	800,000	765,138
Series 2019-2A A1R 1.21% (EURIBOR03M + 0.89%) 8/15/32	2,900,000	2,699,424
•CBAM Ltd. Series 2018-8A A1 3.83% (LIBOR03M + 1.12%) 10/20/29	238,845	235,166
•Countrywide Asset-Backed Certificates Trust Series 2004-6 1A1 3.62% (LIBOR01M + 0.54%) 12/25/34	1,599,488	1,506,316
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 0.66% (EURIBOR03M + 0.66%) 4/15/33	1,800,000	1,671,858
•Dryden 36 Senior Loan Fund Series 2014-36A AR3 3.53% (LIBOR03M + 1.02%) 4/15/29	278,843	274,514
•Elevation CLO Ltd. Series 2017-8A A1R2 3.73% (LIBOR03M + 0.95%) 10/25/30	3,500,000	3,390,905
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	3,117,971	2,721,439
•Finance America Mortgage Loan Trust Series 2004-2 M1 3.91% (LIBOR01M + 0.83%) 8/25/34	357,854	340,009
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Auto Securitization Trust Series 2020-AA A2 0.89% 8/15/24	3,031,870	$ 2,169,018
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 3.60% (LIBOR03M + 1.09%) 7/15/31	1,100,000	1,067,942
GM Financial Automobile Leasing Trust Series 2022-3 A2A 4.01% 10/21/24	8,000,000	7,956,878
Golden Credit Card Trust Series 2022-4A A 4.31% 9/15/27	9,000,000	8,841,622
•Goldentree Loan Management U.S. CLO 2 Ltd. Series 2017-2A AR 3.62% (LIBOR03M + 0.91%) 11/20/30	4,700,000	4,598,706
•Halseypoint CLO 2 Ltd. Series 2020-2A A1 3.81% (LIBOR03M + 1.10%) 7/20/31	3,800,000	3,726,371
•Harvest CLO XVI DAC Series 16A ARR 0.64% (EURIBOR03M + 0.64%) 10/15/31	3,900,000	3,657,917
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	2,050,000	1,812,602
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 4.04% (LIBOR01M + 1.05%) 2/18/38	3,700,000	3,595,843
•Invesco Euro CLO I DAC Series 1A A1R 0.65% (EURIBOR03M + 0.65%) 7/15/31	900,000	845,463
•LCM XIII LP Series 13A AR3 3.61% (LIBOR03M + 0.87%) 7/19/27	1,216,423	1,194,567
•LoanCore Issuer Ltd. Series 2021-CRE5 A 4.12% (LIBOR01M + 1.30%) 7/15/36	500,000	483,717
•Madison Park Funding XLI Ltd. Series 12A AR 3.59% (LIBOR03M + 0.83%) 4/22/27	4,210,189	4,143,664
•Man GLG Euro CLO III DAC Series 3A AR 0.68% (EURIBOR03M + 0.68%) 10/15/30	3,782,125	3,608,134
MBarc Credit Canada, Inc. Series 2021-AA A2 0.63% 5/15/24	3,791,004	2,703,036
•MF1 Ltd. Series 2020-FL4 A 4.66% (TSFR01M + 1.81%) 11/15/35	1,955,139	1,945,754
MMAF Equipment Finance LLC Series 2022-A A2 2.77% 2/13/25	8,500,000	8,332,457

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust
•Series 2015-AA A2B 4.02% (LIBOR01M + 1.20%) 12/15/28	259,004	$ 258,825
Series 2020-A A2A 2.46% 11/15/68	2,434,225	2,244,034
Series 2020-IA A1A 1.33% 4/15/69	2,184,445	1,896,996
Navient Private Education Refi Loan Trust
Series 2020-HA A 1.31% 1/15/69	1,482,484	1,346,638
Series 2021-GA A 1.58% 4/15/70	2,480,207	2,134,656
Series 2022-A A 2.23% 7/15/70	4,317,588	3,821,502
•Palmer Square CLO Ltd. Series 2013-2A A1A3 3.74% (LIBOR03M + 1.00%) 10/17/31	4,600,000	4,474,333
•Palmer Square European Loan Funding DAC Series 2021-1A A 0.78% (EURIBOR03M + 0.78%) 4/15/31	219,892	209,336
•Palmer Square Loan Funding Ltd.
Series 2020-1A A1 3.78% (LIBOR03M + 0.80%) 2/20/28	1,251,384	1,236,464
Series 2021-4A A1 3.31% (LIBOR03M + 0.80%) 10/15/29	783,409	765,789
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	2,194,283	2,047,107
•Series 2020-PTA A2B 3.93% (LIBOR01M + 0.85%) 9/15/54	4,135,665	4,021,848
Series 2022-C A1A 4.48% 5/16/50	3,000,000	2,875,145
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	708,119	678,696
Series 2017-D A2FX 2.65% 9/25/40	333,577	323,361
•Sound Point CLO XII Ltd. Series 2016-2A AR2 3.76% (LIBOR03M + 1.05%) 10/20/28	1,407,623	1,383,863
•Starwood Ltd. Series 2022-FL3 A 3.64% (SOFR30A + 1.35%) 11/15/38	300,000	291,913
•TCW CLO Ltd. Series 2018-1A A1R 3.75% (LIBOR03M + 0.97%) 4/25/31	4,700,000	4,594,123
•Tikehau CLO DAC Series 2015-1A ARR 1.13% (EURIBOR03M + 0.87%) 8/4/34	3,900,000	3,657,837
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Toro European CLO 6 DAC Series 6A AR 0.92% (EURIBOR03M + 0.92%) 1/12/32	3,000,000	$ 2,814,688
•Towd Point Mortgage Trust Series 2019-MH1 A1 3.00% 11/25/58	806,808	790,756
Toyota Auto Receivables Owner Trust Series 2022-C A2A 3.83% 8/15/25	5,000,000	4,968,783
•Venture XVII CLO Ltd. Series 2014-17A ARR 3.39% (LIBOR03M + 0.88%) 4/15/27	3,493,310	3,423,256
•Venture XXVI CLO Ltd. Series 2017-26A AR 3.81% (LIBOR03M + 1.10%) 1/20/29	1,765,095	1,719,490
•Venture XXVII CLO Ltd. Series 2017-27A AR 3.76% (LIBOR03M + 1.05%) 7/20/30	200,000	194,053
Total Non-Agency Asset-Backed Securities (Cost $148,756,511)		137,737,317
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.87%
•Avon Finance No. 2 PLC Series 2A A 3.05% (SONIA + 0.90%) 9/20/48	2,816,863	3,117,545
•Bear Stearns ARM Trust Series 2003-1 5A1 2.84% 4/25/33	16,421	15,168
•Canada Square Funding PLC Series 2020-2 A 3.39% (SONIA + 1.25%) 12/17/57	1,576,796	1,738,977
•Canterbury Finance No. 1 PLC Series 1 A2 3.31% (SONIA + 1.35%) 5/16/56	1,997,325	2,222,606
Cheshire PLC Series 2020-1 A 2.64% (SONIA + 0.90%) 8/20/45	2,116,966	2,316,868
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 2.60% 7/25/33	1,922	1,850
•Finsbury Square PLC Series 2020-2A A 3.42% (SONIA + 1.30%) 6/16/70	1,635,185	1,820,212
•GCAT Trust Series 2022-HX1 A1 2.89% 12/27/66	1,743,233	1,553,417
•Gemgarto PLC Series 2021-1A A 2.71% (SONIA + 0.59%) 12/16/67	1,565,171	1,706,210
•Great Hall Mortgages No. 1 PLC Series 2006-1 A2B 1.18% (EURIBOR03M + 0.15%) 6/18/38	122,451	117,438
•GS Mortgage Securities Corp. II Series 2022 A 6.25% (TSFR01M + 3.40%) 9/15/27	4,500,000	4,532,917

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GSR Mortgage Loan Trust Series 2005-5F 8A1 3.58% (LIBOR01M + 0.50%) 6/25/35	143,692	$ 129,344
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 2.87% 5/25/33	5,184	4,806
•MFA Trust
Series 2020-NQM2 A1 1.38% 4/25/65	799,059	729,522
Series 2021-RPL1 A1 1.13% 7/25/60	2,412,282	2,161,809
•New Residential Mortgage Loan Trust
Series 2018-3A A1 4.50% 5/25/58	407,050	393,549
Series 2019-RPL3 A1 2.75% 7/25/59	3,191,478	3,016,738
Series 2020-RPL1 A1 2.75% 11/25/59	2,699,459	2,559,784
•New York Mortgage Trust Series 2005-3 A1 3.56% (LIBOR01M + 0.48%) 2/25/36	172,318	167,764
φPretium Mortgage Credit Partners LLC Series 2021-RN1 A1 1.99% 2/25/61	1,514,637	1,414,092
•Resimac Bastille Trust Series 2021-2NCA A1A 3.28% (LIBOR01M + 0.65%) 2/3/53	2,661,559	2,629,740
•Sequoia Mortgage Trust Series 2004-6 A1 2.70% 7/20/34	4,088	3,707
Stratton Mortgage Funding Series 2021-2A A 2.47% (SONIA + 0.90%) 7/20/60	770,484	850,507
•Towd Point Mortgage Trust
Series 2019-4 A1 2.90% 10/25/59	2,663,395	2,525,910
Series 2019-HY2 A1 4.08% (LIBOR01M + 1.00%) 5/25/58	999,839	982,176
Series 2020-1 A1 2.71% 1/25/60	1,553,111	1,476,009
Series 2020-2 A1A 1.64% 4/25/60	4,752,058	4,368,341
•Trinity Square PLC Series 2021-1A A 2.50% (SONIA + 0.85%) 7/15/59	2,830,362	3,119,536
•Verus Securitization Trust Series 2021-6 A1 1.63% 10/25/66	2,856,809	2,346,564
Total Non-Agency Collateralized Mortgage Obligations (Cost $53,935,385)		48,023,106
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.96%
•AREIT LLC Series 2022-CRE7 A 5.26% (TSFR01M + 2.24%) 6/17/39	4,600,000	4,595,942
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BDS LLC Series 2022-FL12 A 4.60% (TSFR01M + 2.14%) 8/19/38	4,900,000	$ 4,887,755
•BSREP Commercial Mortgage Trust Series 2021-DC A 3.77% (LIBOR01M + 0.95%) 8/15/38	3,700,000	3,519,938
•BX Trust Series 2021-MFM1 A 3.52% (LIBOR01M + 0.70%) 1/15/34	4,400,000	4,232,378
•BXMT Ltd. Series 2020-FL3 A 3.80% (SOFR30A + 1.51%) 11/15/37	3,600,000	3,556,027
•CRSNT Trust Series 2021-MOON A 3.64% (LIBOR01M + 0.82%) 4/15/36	4,500,000	4,309,409
•GCT Commercial Mortgage Trust Series 2021-GCT A 3.62% (LIBOR01M + 0.80%) 2/15/38	900,000	874,714
•GPMT Ltd. Series 2021-FL3 A 4.24% (LIBOR01M + 1.25%) 7/16/35	3,103,379	3,060,951
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 4.27% (LIBOR01M + 1.45%) 12/15/31	1,060,456	1,046,182
•LUXE Trust Series 2021-TRIP A 3.87% (LIBOR01M + 1.05%) 10/15/38	4,000,000	3,887,822
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI A 4.67% (TSFR01M + 1.82%) 3/15/35	500,000	490,412
•NYO Commercial Mortgage Trust Series 2021-1290 A 3.91% (LIBOR01M + 1.10%) 11/15/38	4,500,000	4,236,334
•One New York Plaza Trust Series 2020-1NYP A 3.77% (LIBOR01M + 0.95%) 1/15/36	3,000,000	2,906,192
•PFP Ltd. Series 2021-8 A 3.94% (LIBOR01M + 1.00%) 8/9/37	4,364,276	4,204,030
•Ready Capital Mortgage Financing LLC Series 2021-FL6 A 4.03% (LIBOR01M + 0.95%) 7/25/36	3,497,849	3,368,550
•SREIT Trust Series 2021-IND A 3.52% (LIBOR01M + 0.70%) 10/15/38	300,000	286,135
•Starwood Mortgage Trust Series 2021-HTS A 3.87% (LIBOR01M + 1.05%) 4/15/34	4,600,000	4,461,982

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Taurus U.K. DAC Series 2021-UK1A A 2.81% (SONIA + 0.85%) 5/17/31		2,581,043	$ 2,726,885
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47		2,147,513	2,100,083
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $61,347,020)			58,751,721
ΔSOVEREIGN BONDS–2.02%
Israel—0.25%
^Bank Of Israel 0.00% 3/2/23	ILS	9,000,000	2,498,675
			2,498,675
Japan—0.86%
Japan Bank for International Cooperation 1.75% 1/23/23		8,500,000	8,441,605
			8,441,605
Republic of Korea—0.91%
Industrial Bank of Korea 2.13% 10/23/24		9,500,000	9,016,267
			9,016,267
Total Sovereign Bonds (Cost $20,595,419)			19,956,547
SUPRANATIONAL BANK–0.25%
International Bank for Reconstruction & Development 0.85% 2/10/27		2,800,000	2,411,426
Total Supranational Bank (Cost $2,800,000)			2,411,426
U.S. TREASURY OBLIGATION–7.93%
U.S. Treasury Notes 3.25% 8/31/24		79,600,000	78,163,468
Total U.S. Treasury Obligation (Cost $78,208,764)			78,163,468

	Number of Shares
MONEY MARKET FUND–0.29%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	2,875,848	2,875,848
Total Money Market Fund (Cost $2,875,848)		2,875,848

		Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—16.97%
Sovereign Bonds–2.82%
≠Japan Treasury Discount Bill 0.00% 12/12/22		4,025,000,000	$ 27,818,113
			27,818,113
U.S. Treasury Obligations–0.15%
×≠U.S. Treasury Bills
2.32% 10/27/22		143,000	142,765
2.55% 11/10/22		312,000	311,133
2.92% 12/1/22		299,000	297,575
2.93% 12/1/22		749,000	745,431
			1,496,904
Discounted Commercial Paper–1.52%
C.I.B.C.
3.77% 12/12/22	CAD	7,200,000	5,173,878
3.77% 12/12/22	CAD	1,600,000	1,149,753
Rotal Bank of Canada
3.42% 10/11/22	CAD	1,300,000	940,229
Toronto-Dominion Bank
3.41% 10/11/22	CAD	1,300,000	940,232
3.65% 11/14/22	CAD	7,300,000	5,261,588
3.76% 12/12/22	CAD	2,100,000	1,509,075
			14,974,755
Repurchase Agreements–12.48%
Barclays Capital 3.00%, dated 9/30/22, to be repurchased on 10/3/22, repurchase price $73,900,000(collateralized by U.S. Treasury Notes 0.75% 11/15/47; market value $84,576,000		73,900,000	73,900,000
BNP Paribas SA 2.85%, dated 9/30/22, to be repurchased on 10/3/22, repurchase price $49,100,000(collateralized by U.S. Treasury Notes 0.75% 11/15/47; market value $56,367,800		49,100,000	49,100,000
			123,000,000
Total Short-Term Investments (Cost $168,482,004)			167,289,772

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–106.10% (Cost $1,104,586,625)	$1,045,975,430

	Notional	Value (U.S. $)
OPTIONS WRITTEN –(0.00)%
Over-The-Counter–(0.00)%
Put Swaptions–(0.00)%
CDX.NA.IG.38.V1, expiration date 10/19/22, notional amount $(20,000,000)GSI	(20,000,000)	$(775)
Total Options Written (Premium received $(18,761))		(775)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.10%)	(60,170,946)
NET ASSETS APPLICABLE TO 105,886,775 SHARES OUTSTANDING–100.00%	$985,803,709

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
× Fully or partially pledged as collateral for derivatives.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2022.
Δ Securities have been classified by country of origin.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
≠ The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	CAD	(25,176,000)	USD	19,089,866	10/4/22	$864,338	$—
BNP	CAD	(7,300,000)	USD	5,549,265	11/14/22	264,741	—
BNP	CAD	(2,100,000)	USD	1,617,261	12/12/22	96,601	—
BNP	EUR	(43,073,000)	USD	43,160,326	10/4/22	935,161	—
BNP	GBP	(18,526,000)	USD	21,429,510	10/4/22	742,537	—
BNP	ILS	(8,900,000)	USD	2,621,502	3/2/23	95,258	—
GSI	CAD	(2,600,000)	USD	1,994,894	10/11/22	112,724	—
GSI	CAD	(8,800,000)	USD	6,720,775	12/12/22	348,485	—
GSI	ILS	(25,000)	USD	7,410	12/13/22	353	—
GSI	JPY	(4,025,000,000)	USD	28,273,371	12/12/22	233,579	—
JPMC	AUD	(11,814,000)	USD	8,224,068	11/16/22	662,373	—
JPMC	AUD	2,009,000	USD	(1,381,586)	11/16/22	—	(95,701)
JPMC	JPY	2,354,200,000	USD	(16,934,931)	10/4/22	—	(662,864)
Total Foreign Currency Exchange Contracts						$4,356,150	$(758,565)
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(16)	Japan 10 yr Bonds (OSE)	$(16,394,666)	$(16,406,602)	12/13/22	$11,396	$—
(253)	U.S. Treasury 10 yr Ultra Notes	(29,976,547)	(30,795,970)	12/20/22	819,423	—
680	U.S. Treasury 2 yr Notes	139,665,625	139,991,934	12/30/22	—	(326,309)
(1,128)	U.S. Treasury 5 yr Notes	(121,268,813)	(124,686,974)	12/30/22	3,418,161	—
(100)	U.S. Treasury Ultra Bonds	(13,700,000)	(14,876,002)	12/20/22	1,176,002	—
Total Futures Contracts					$5,424,982	$(326,309)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.36- Quarterly[3]	27,700,000	(1.00%)	6/20/26	$(164,705)	$(520,260)	$355,555	$—
CDX.NA.IG.37- Quarterly[3]	95,900,000	(1.00%)	12/20/26	(348,127)	(1,908,092)	1,559,965	—
CDX.NA.IG.38- Quarterly[3]	87,000,000	(1.00%)	6/20/27	(48,530)	(627,955)	579,425	—
Total CDS Contracts					$(3,056,307)	$2,494,945	$—
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
2 yr IRS-(Annual)	22,000,000	(2.61%)	2.98%[4]	5/12/24	$(487,470)	$—	$—	$(487,470)
2 yr IRS-(Annual)	111,800,000	(2.61%)	2.98%[4]	5/12/24	(2,467,632)	—	—	(2,467,632)
2 yr IRS-(Annual)	158,900,000	(2.59%)	2.98%[4]	5/18/24	(3,650,098)	—	—	(3,650,098)
2 yr IRS-(Annual)	146,400,000	(1.75%)	2.98%[4]	6/15/24	(6,115,830)	(1,783,572)	—	(4,332,258)
						$(1,783,572)	$—	$(10,937,458)

Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount[2]	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
OIS IRS LIBOR03M/LIBOR01M-(Quarterly)	24,400,000	(3.75%)[5]	3.14%[6]	1/13/23	$(9,293)	$—	$—	$(9,293)
OIS IRS LIBOR03M/LIBOR01M-(Quarterly)	18,600,000	(3.75%)[5]	3.14%[6]	1/13/23	(4,925)	—	—	(4,925)
						$—	$—	$(14,218)
Total IRS Contracts						$(1,783,572)	$—	$(10,951,676)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[5] Rate resets based on LIBOR03M.
[6] Rate resets based on LIBOR01M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW3M–Bank Bill Swap Rate 3 Months
BNP–BNP Paribas
CAD–Canadian Dollar
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
OIS–Overnight Index Swap
OSE–Osaka Securities Exchange
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$166,370	$—	$166,370
Agency Collateralized Mortgage Obligations	—	42,114,641	—	42,114,641
Agency Commercial Mortgage-Backed Security	—	812,274	—	812,274
Agency Obligations	—	57,648,288	—	57,648,288
Corporate Bonds	—	422,040,481	—	422,040,481
Municipal Bonds	—	7,984,171	—	7,984,171
Non-Agency Asset-Backed Securities	—	137,737,317	—	137,737,317
Non-Agency Collateralized Mortgage Obligations	—	48,023,106	—	48,023,106
Non-Agency Commercial Mortgage-Backed Securities	—	58,751,721	—	58,751,721
Sovereign Bonds	—	19,956,547	—	19,956,547
Supranational Bank	—	2,411,426	—	2,411,426
U.S. Treasury Obligation	—	78,163,468	—	78,163,468
Money Market Fund	2,875,848	—	—	2,875,848
Short-Term Investments	—	167,289,772	—	167,289,772
Total Investments	$2,875,848	$1,043,099,582	$—	$1,045,975,430
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$4,356,150	$—	$4,356,150
Futures Contracts	$5,424,982	$—	$—	$5,424,982
Swap Contracts	$—	$2,494,945	$—	$2,494,945
Liabilities:
Foreign Currency Exchange Contracts	$—	$(758,565)	$—	$(758,565)
Futures Contract	$(326,309)	$—	$—	$(326,309)
Swap Contracts	$—	$(10,951,676)	$—	$(10,951,676)
Options Written	$—	$(775)	$—	$(775)
There were no Level 3 investments at the beginning or end of the period.
LVIP PIMCO Low Duration Bond Fund–14